Financial Risk Management - Other Price Risk (Details) - Other price risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%	10.00%
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 79	R 76
Decrease by 10%, impact on earnings	R 42	R 17